Summary of Operations and Significant Accounting Policies - Limited Partner and General Partner Units (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended						0 Months Ended		1 Months Ended	0 Months Ended
	Jul. 02, 2012	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Mar. 23, 2015	Jan. 22, 2015	Jul. 31, 2013	Mar. 17, 2015	May 31, 2014
Schedule of Financial Statements [Line Items]
Shares issued in connection with public offering	35,387,180	12,362,500		12,650,000
Proceeds from the issuance of common units, net of offering costs	$ 277,000,000	$ 902,467,000	[1]	$ 529,442,000	[1]	$ 276,780,000	[1]
Offering costs										21,000,000		34,000,000
General partner's ownership interest		2.00%
Subsequent Events
Schedule of Financial Statements [Line Items]
Equity interest retained by parent								32.20%
Limited Liability Company (LLC) Preferred Unit, Issued								25,255
General partner's ownership interest								2.00%	2.00%
EQT
Schedule of Financial Statements [Line Items]
Equity interest retained by parent		36.40%
Limited Partners Common
Schedule of Financial Statements [Line Items]
Shares issued in connection with public offering	17,339,718	12,362,500		12,650,000
Proceeds from the issuance of common units, net of offering costs		902,467,000	[1]	529,442,000	[1]					529,000,000
Number of units held by parent	2,964,718	3,959,952
Limited Partners Common | Subsequent Events
Schedule of Financial Statements [Line Items]
Shares issued in connection with public offering								1,237,500			8,250,000
Proceeds from the issuance of common units, net of offering costs								91,000,000			$ 605,400,000
Number of units held by parent								21,811,643
Limited Partners Subordinated
Schedule of Financial Statements [Line Items]
Shares issued in connection with public offering	17,339,718	0		0
Number of units held by parent	17,339,718	17,339,718
General Partner
Schedule of Financial Statements [Line Items]
Shares issued in connection with public offering	707,744	0		0
Number of units held by parent	707,744	1,238,514
General Partner | Subsequent Events
Schedule of Financial Statements [Line Items]
Number of units held by parent								1,443,015
IPO
Schedule of Financial Statements [Line Items]
Shares issued in connection with public offering	14,375,000

[1]	Financial statements for the year ended December 31, 2014 have been retrospectively recast to reflect the inclusion of NWV Gathering and Jupiter. Financial statements for the years ended December 31, 2013 and 2012 have been retrospectively recast to reflect the inclusion of NWV Gathering, Jupiter and Sunrise. See Note 2.